Note 5 - Stock-based Compensation	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
5 .	Stock-Based Compensation

For the years ended
December 31,
201
6,
2015
and
2014,
our total stock-based compensation expense, which includes reversals of expense for certain forfeited or cancelled awards, was approximately
$224,000,
$2.4
million and
$1.6
million, respectively. We have
not
recorded any income tax benefit related to stock-based compensation for the years ended
December 31, 2016,
2015
and
2014.

A summary of the status of our stock options as of
December 31, 2016,
and changes during the year then ended, is presented below:

	Year Ended December 31, 2016
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at beginning of year	5,437,064	$1.96
Granted	479,457	1.05
Exercised	(50,000)	0.27
Canceled and forfeited	(2,186,906)	1.69
Expired	(299,000)	2.42
Outstanding at end of year	3,380,615	$2.00	6.5	$16,013
Exercisable at end of year	2,548,681	$2.07	6.1	$16,013

The weighted average grant-date fair value of options granted in
201
6,
2015,
and
2014
was
$0.53,
$1.67
and
$1.56,
respectively. During
2016,
50,000
stock options with an aggregate intrinsic value of
$23,000
were exercised in exchange for issuance of
50,000
shares of our common stock, resulting in gross proceeds of
$13,500.
During
2015,
146,625
stock options with an aggregate intrinsic value of
$144,000
were exercised in exchange for issuance of
124,238
shares of our common stock, resulting in gross proceeds of
$66,000.
During
2014,
468,000
stock options with an aggregate intrinsic value of
$582,000
were exercised in exchange for issuance of
299,360
shares of our common stock, resulting in gross proceeds of
$70,000.
In
2016,
2015,
and
2014,
the aggregate fair value of stock options vested during the year was
$3,000,
$277,000
and
$4,000,
respectively.

A summary of the status of our unvested restricted stock as of
December 31, 2016,
and changes during the year then ended, is presented below:

	Year Ended December 31, 2016
	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at beginning of year	361,000	$1.69
Granted	168,000	1.20
Forfeited	(206,000)	1.77
Expired	(50,000)	1.93
Vested	(66,000)	1.65
Unvested at end of year	207,000	$1.17

During
201
6,
2015
and
2014,
66,000,
333,250
and
216,250
shares, respectively, of restricted stock vested with aggregate vesting date fair values of
$63,000,
$511,000
and
$387,000,
respectively.

In
February 2016,
100,000
shares of restricted stock held by an executive officer with an aggregate fair value of
$96,000
were forfeited in connection with his separation from employment. During
2016,
66,000
shares of restricted stock held by non-employee directors with an aggregate fair value of
$63,000
vested as scheduled according to the terms of the restricted stock agreements. Also during
2016,
106,000
shares of restricted stock held by non-employee directors with an aggregate fair value of
$118,000
were forfeited as a result of their departures from the Board.

During
2015,
120,000
shares of restricted stock held by non-employee directors with an aggregate fair value of
$193,000
vested as scheduled according to the terms of the restricted stock agreements. Also during
2015,
193,250
shares of restricted stock held by employees with an aggregate fair value of
$286,000
vested as scheduled according to the terms of the restricted stock agreements. During
2015,
27,000
shares of restricted stock held by employees with an aggregate fair value of
$50,000
were forfeited in connection with their separation from employment. In
April 2015,
20,000
shares of restricted stock held by an executive officer with an aggregate fair value of
$32,000
vested
upon reaching a milestone as defined by the terms of the restricted stock agreement. In
May 2015,
20,000
shares of restricted stock held by an executive officer with an aggregate fair value of
$25,000
were forfeited in connection with his separation from employment. In
July 2015,
61,000
shares of restricted stock held by non-employee directors with an aggregate fair value of
$107,000
were forfeited as a result of their departures from the Board.

During
2014,
61,250
shares of restricted stock held by non-employee directors with an aggregate fair value of
$111,000
vested as scheduled according to the terms of the restricted stock agreements. Also during
2014,
4
0,000
shares of restricted stock held by executive officers with an aggregate fair value of
$52,000
vested upon reaching certain milestones as defined by the terms of the restricted stock agreements. In
March 2014,
100,000
shares of restricted stock with an aggregate fair value of
$205,000
vested as scheduled according to the terms of the restricted stock agreement. In
May 2014,
175,000
shares of restricted stock held by our former CEO with an aggregate fair value of
$278,000
were forfeited in connection with his separation from employment. In
September 2014,
125,000
shares of restricted stock held by our former CEO with an aggregate fair value of
$166,000
were forfeited in connection with termination of his Consulting Agreement. In
December 2014,
15,000
shares of restricted stock held by our former CEO with an aggregate fair value of
$19,000
vested as scheduled in accordance with the terms of the restricted stock agreement.

During
2015
and
2014,
we paid minimum tax withholdings related to stock options exercised and restricted stock vested of
$24,000
and
$131,000,
respectively.
No
such tax withholdings were paid related to stock options exercised or restricted stock vested during
2016.
As of
December 31, 2016,
there was approximately
$223,000
of total unrecognized compensation cost related to stock option and restricted stock awards, which we expect to recognize over remaining weighted average vesting terms of
1.2
years. See Note
1
(e).